Investments in Unconsolidated Joint Ventures (Liberty/Comcast 1701 JFK Boulevard, LP) (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)	Jun. 30, 2014
Schedule of Equity Method Investments [Line Items]
Repayments of secured debt		$ 33,561,000	$ 7,795,000	$ 29,538,000
Management fee income		$ 73,224,000	82,673,000	12,941,000
Liberty Comcast 1701 JFK Boulevard, LP
Schedule of Equity Method Investments [Line Items]
Ownership percentage		20.00%
Philadelphia | Liberty Property 18th & Arch
Schedule of Equity Method Investments [Line Items]
Ownership percentage					20.00%
Philadelphia | Liberty Comcast 1701 JFK Boulevard, LP
Schedule of Equity Method Investments [Line Items]
Ownership percentage		20.00%
Philadelphia | Equity Method Investee | Liberty Comcast 1701 JFK Boulevard, LP
Schedule of Equity Method Investments [Line Items]
Repayments of secured debt	$ 305,200,000
Due to related parties		$ 60,800,000
Management fee income		$ 2,800,000	$ 2,700,000	$ 2,700,000
Philadelphia | Building and Building Improvements | Liberty Property 18th & Arch
Schedule of Equity Method Investments [Line Items]
Leaseable square feet (in sqft) | ft²		250,000	1,100,000
Philadelphia | Building and Building Improvements | Liberty Comcast 1701 JFK Boulevard, LP
Schedule of Equity Method Investments [Line Items]
Leaseable square feet (in sqft) | ft²		1,260,000
Philadelphia | Investments in and advances to unconsolidated joint ventures | Equity Method Investee | Liberty Comcast 1701 JFK Boulevard, LP
Schedule of Equity Method Investments [Line Items]
Due to related parties		$ 59,000	$ 59,000
Philadelphia | Prepaid Expenses and Other Current Assets | Equity Method Investee | Liberty Comcast 1701 JFK Boulevard, LP
Schedule of Equity Method Investments [Line Items]
Due from related parties		$ 326,000	$ 272,000